Taxation (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation [Line Items]
Statutory tax rate remaining profits	25.00%	25.00%
Retained earnings			¥ (4,649,428)	¥ (4,632,043)	$ (637,390)
Consideration of subsidiary							¥ 141,500
Deferred income tax		¥ 385,278	390,721	393,786		¥ 384,382
Net operating losses carry forwards				452,443
Unrecognized tax benefits			¥ 28,654	25,407		¥ 30,772
Minimum [Member]
Taxation [Line Items]
Percentage of enacted future income tax rate			15.00%
Maximum [Member]
Taxation [Line Items]
Percentage of enacted future income tax rate			25.00%
HONG KONG [Member]
Taxation [Line Items]
Statutory tax rate remaining profits	16.50%
Amount of assessable profits under lowered tax rate (in Dollars) | $	$ 2,000
Statutory tax rate	8.25%
Statutory tax rate remaining profits	16.50%
China [Member]
Taxation [Line Items]
Statutory tax rate remaining profits	25.00%
Statutory tax rate	25.00%
Statutory tax rate enterprise income tax rate	25.00%
Withholding tax	10.00%
Retained earnings
PRC [Member]
Taxation [Line Items]
Statutory tax rate remaining profits	25.00%
Expire December 31, 2024 [Member]
Taxation [Line Items]
Net operating losses carry forwards				8,780
Expire December 31, 2025 [Member]
Taxation [Line Items]
Net operating losses carry forwards				27,178
Expire December 31, 2026 [Member]
Taxation [Line Items]
Net operating losses carry forwards				204,339
Expire December 31, 2027 [Member]
Taxation [Line Items]
Net operating losses carry forwards				80,351
Expire December 31, 2028 [Member]
Taxation [Line Items]
Net operating losses carry forwards				95,853
Expire December 31, 2029 [Member]
Taxation [Line Items]
Net operating losses carry forwards				35,942
Tax Examinations Computational Errors [Member]
Taxation [Line Items]
Statute of limitations	3 years
Tax Examinations Underpayment of Taxes Exceeding Threshold Amount [Member]
Taxation [Line Items]
Statute of limitations	5 years
Underpayment of taxes				¥ 100
Tax Examinations Transfer Pricing Issues [Member]
Taxation [Line Items]
Statute of limitations	10 years
Tax Examinations Tax Evasion [Member]
Taxation [Line Items]
Statute of limitations